Distribution Date:	10/11/24	COMM 2016-COR1 Mortgage Trust
Determination Date:	10/07/24
Next Distribution Date:	11/13/24
Record Date:	09/30/24	Commercial Mortgage Pass-Through Certificates
Series 2016-COR1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Controlling Class Rep.	Jefferies LoanCore LLC
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12594MAY4	1.516000%	30,136,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12594MAZ1	2.499000%	64,857,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12594MBA5	2.972000%	48,044,000.00	19,395,681.03	849,585.74	48,036.64	0.00	0.00	897,622.38	18,546,095.29	34.65%	30.00%
A-3	12594MBB3	2.826000%	215,000,000.00	212,748,545.44	0.00	501,022.82	0.00	0.00	501,022.82	212,748,545.44	34.65%	30.00%
A-4	12594MBC1	3.091000%	265,440,000.00	265,440,000.00	0.00	683,729.20	0.00	0.00	683,729.20	265,440,000.00	34.65%	30.00%
A-M	12594MBG2	3.494000%	53,441,000.00	53,441,000.00	0.00	155,602.38	0.00	0.00	155,602.38	53,441,000.00	27.62%	24.00%
B	12594MBE7	3.897000%	54,554,000.00	54,554,000.00	0.00	177,164.12	0.00	0.00	177,164.12	54,554,000.00	20.44%	17.88%
C	12594MBF4	4.323293%	41,194,000.00	41,194,000.00	0.00	148,411.45	0.00	0.00	148,411.45	41,194,000.00	15.02%	13.25%
D	12594MAL2	3.323293%	46,761,000.00	46,761,000.00	0.00	129,500.43	0.00	0.00	129,500.43	46,761,000.00	8.87%	8.00%
E	12594MAN8	2.750000%	22,267,000.00	22,267,000.00	0.00	51,028.54	0.00	0.00	51,028.54	22,267,000.00	5.94%	5.50%
F	12594MAQ1	2.750000%	10,020,000.00	10,020,000.00	0.00	29,201.60	0.00	0.00	29,201.60	10,020,000.00	4.62%	4.38%
G*	12594MAS7	2.750000%	38,967,985.00	35,101,612.05	0.00	12,805.17	0.00	0.00	12,805.17	35,101,612.05	0.00%	0.00%
V	12594MAU2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12594MAW8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			890,681,985.00	760,922,838.52	849,585.74	1,936,502.35	0.00	0.00	2,786,088.09	760,073,252.78

X-A	12594MBD9	1.299712%	676,918,000.00	551,025,226.47	0.00	596,811.95	0.00	0.00	596,811.95	550,175,640.73
X-B	12594MAA6	0.426293%	54,554,000.00	54,554,000.00	0.00	19,380.00	0.00	0.00	19,380.00	54,554,000.00
X-C	12594MAC2	1.000000%	46,761,000.00	46,761,000.00	0.00	38,967.50	0.00	0.00	38,967.50	46,761,000.00
X-E	12594MAE8	1.573293%	22,267,000.00	22,267,000.00	0.00	29,193.77	0.00	0.00	29,193.77	22,267,000.00
X-F	12594MAG3	1.573293%	10,020,000.00	10,020,000.00	0.00	13,137.00	0.00	0.00	13,137.00	10,020,000.00
X-G	12594MAJ7	1.573293%	38,967,985.00	35,101,612.05	0.00	46,020.94	0.00	0.00	46,020.94	35,101,612.05
Notional SubTotal			849,487,985.00	719,728,838.52	0.00	743,511.16	0.00	0.00	743,511.16	718,879,252.78

Deal Distribution Total					849,585.74	2,680,013.51	0.00	0.00	3,529,599.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12594MAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12594MAZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12594MBA5	403.70662372	17.68349305	0.99984681	0.00000000	0.00000000	0.00000000	0.00000000	18.68333986	386.02313067
A-3	12594MBB3	989.52811833	0.00000000	2.33033870	0.00000000	0.00000000	0.00000000	0.00000000	2.33033870	989.52811833
A-4	12594MBC1	1,000.00000000	0.00000000	2.57583333	0.00000000	0.00000000	0.00000000	0.00000000	2.57583333	1,000.00000000
A-M	12594MBG2	1,000.00000000	0.00000000	2.91166670	0.00000000	0.00000000	0.00000000	0.00000000	2.91166670	1,000.00000000
B	12594MBE7	1,000.00000000	0.00000000	3.24750009	0.00000000	0.00000000	0.00000000	0.00000000	3.24750009	1,000.00000000
C	12594MBF4	1,000.00000000	0.00000000	3.60274433	0.00000000	0.00000000	0.00000000	0.00000000	3.60274433	1,000.00000000
D	12594MAL2	1,000.00000000	0.00000000	2.76941105	0.00000000	0.00000000	0.00000000	0.00000000	2.76941105	1,000.00000000
E	12594MAN8	1,000.00000000	0.00000000	2.29166659	0.00000000	0.00000000	0.00000000	0.00000000	2.29166659	1,000.00000000
F	12594MAQ1	1,000.00000000	0.00000000	2.91433134	(0.62266467)	0.00000000	0.00000000	0.00000000	2.91433134	1,000.00000000
G	12594MAS7	900.78078325	0.00000000	0.32860745	1.73568174	19.86447747	0.00000000	0.00000000	0.32860745	900.78078325
V	12594MAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12594MAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12594MBD9	814.02064426	0.00000000	0.88166063	0.00000000	0.00000000	0.00000000	0.00000000	0.88166063	812.76556500
X-B	12594MAA6	1,000.00000000	0.00000000	0.35524435	0.00000000	0.00000000	0.00000000	0.00000000	0.35524435	1,000.00000000
X-C	12594MAC2	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-E	12594MAE8	1,000.00000000	0.00000000	1.31107783	0.00000000	0.00000000	0.00000000	0.00000000	1.31107783	1,000.00000000
X-F	12594MAG3	1,000.00000000	0.00000000	1.31107784	0.00000000	0.00000000	0.00000000	0.00000000	1.31107784	1,000.00000000
X-G	12594MAJ7	900.78078325	0.00000000	1.18099358	0.00000000	0.00000000	0.00000000	0.00000000	1.18099358	900.78078325

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/24 - 09/30/24	30	0.00	48,036.64	0.00	48,036.64	0.00	0.00	0.00	48,036.64	0.00
A-3	09/01/24 - 09/30/24	30	0.00	501,022.82	0.00	501,022.82	0.00	0.00	0.00	501,022.82	0.00
A-4	09/01/24 - 09/30/24	30	0.00	683,729.20	0.00	683,729.20	0.00	0.00	0.00	683,729.20	0.00
X-A	09/01/24 - 09/30/24	30	0.00	596,811.95	0.00	596,811.95	0.00	0.00	0.00	596,811.95	0.00
X-B	09/01/24 - 09/30/24	30	0.00	19,380.00	0.00	19,380.00	0.00	0.00	0.00	19,380.00	0.00
X-C	09/01/24 - 09/30/24	30	0.00	38,967.50	0.00	38,967.50	0.00	0.00	0.00	38,967.50	0.00
X-E	09/01/24 - 09/30/24	30	0.00	29,193.77	0.00	29,193.77	0.00	0.00	0.00	29,193.77	0.00
X-F	09/01/24 - 09/30/24	30	0.00	13,137.00	0.00	13,137.00	0.00	0.00	0.00	13,137.00	0.00
X-G	09/01/24 - 09/30/24	30	0.00	46,020.94	0.00	46,020.94	0.00	0.00	0.00	46,020.94	0.00
A-M	09/01/24 - 09/30/24	30	0.00	155,602.38	0.00	155,602.38	0.00	0.00	0.00	155,602.38	0.00
B	09/01/24 - 09/30/24	30	0.00	177,164.12	0.00	177,164.12	0.00	0.00	0.00	177,164.12	0.00
C	09/01/24 - 09/30/24	30	0.00	148,411.45	0.00	148,411.45	0.00	0.00	0.00	148,411.45	0.00
D	09/01/24 - 09/30/24	30	0.00	129,500.43	0.00	129,500.43	0.00	0.00	0.00	129,500.43	0.00
E	09/01/24 - 09/30/24	30	0.00	51,028.54	0.00	51,028.54	0.00	0.00	0.00	51,028.54	0.00
F	09/01/24 - 09/30/24	30	6,239.10	22,962.50	0.00	22,962.50	(6,239.10)	0.00	0.00	29,201.60	0.00
G	09/01/24 - 09/30/24	30	706,442.64	80,441.19	0.00	80,441.19	67,636.02	0.00	0.00	12,805.17	774,078.66
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			712,681.74	2,741,410.43	0.00	2,741,410.43	61,396.92	0.00	0.00	2,680,013.51	774,078.66

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,529,599.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,752,198.43	Master Servicing Fee	6,070.30
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,248.49
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	317.05
ARD Interest	0.00	Operating Advisor Fee	152.18
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,752,198.43	Total Fees	10,788.02

Principal		Expenses/Reimbursements
Scheduled Principal	849,585.74	Reimbursement for Interest on Advances	988.48
Unscheduled Principal Collections		ASER Amount	59,197.53
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	1,210.91
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	849,585.74	Total Expenses/Reimbursements	61,396.92

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,680,013.51
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	849,585.74
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,529,599.25
Total Funds Collected	3,601,784.17	Total Funds Distributed	3,601,784.19

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	760,922,838.52	760,922,838.52	Beginning Certificate Balance	760,922,838.52
(-) Scheduled Principal Collections	849,585.74	849,585.74	(-) Principal Distributions	849,585.74
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	760,073,252.78	760,073,252.78	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	761,341,063.76	761,341,063.76	Ending Certificate Balance	760,073,252.78
Ending Actual Collateral Balance	760,530,818.06	760,530,818.06

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.32%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	72,984,712.76	9.60%	22	4.1547	NAP	Defeased	5	72,984,712.76	9.60%	22	4.1547	NAP
7,499,999 or less	11	59,125,269.47	7.78%	21	4.3574	1.668911	1.39 or less	13	176,748,788.70	23.25%	18	4.6026	0.564073
7,500,000 to 14,999,999	6	63,924,592.08	8.41%	22	4.6034	1.561934	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	9	167,720,380.21	22.07%	21	4.5935	1.260539	1.45 to 1.54	2	36,427,119.81	4.79%	21	4.0463	1.518149
25,000,000 to 49,999,999	5	174,318,298.26	22.93%	19	4.4222	2.145959	1.55 to 1.99	7	215,588,405.21	28.36%	21	4.2291	1.723381
50,000,000 to 74,999,999	1	60,000,000.00	7.89%	22	3.8000	1.750000	2.00 to 2.49	6	69,944,513.46	9.20%	21	4.4310	2.228206
75,000,000 or greater	2	162,000,000.00	21.31%	21	4.1624	2.233457	2.50 to 2.99	3	136,722,235.54	17.99%	22	4.2278	2.795030
Totals	39	760,073,252.78	100.00%	21	4.3400	1.874552	3.00 or greater	3	51,657,477.30	6.80%	23	4.5471	3.606512
							Totals	39	760,073,252.78	100.00%	21	4.3400	1.874552
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	72,984,712.76	9.60%	22	4.1547	NAP
							Defeased	9	72,984,712.76	9.60%	22	4.1547	NAP
California	11	326,134,695.21	42.91%	21	4.2247	1.902544
							Industrial	7	32,303,765.28	4.25%	23	4.8155	3.086743
Connecticut	1	13,750,000.00	1.81%	24	4.9904	2.090000
							Lodging	4	105,151,698.25	13.83%	20	4.9732	1.763236
Florida	1	16,359,652.28	2.15%	17	5.3340	0.590000
							Mixed Use	4	40,599,456.29	5.34%	22	4.0251	0.553667
Illinois	3	58,124,134.71	7.65%	15	4.5145	0.838906
							Multi-Family	1	17,803,357.22	2.34%	21	4.4620	1.740000
Maryland	2	14,038,989.98	1.85%	16	4.2590	0.830000
							Office	7	267,307,208.22	35.17%	20	4.0823	1.925108
Massachusetts	1	22,667,103.53	2.98%	18	5.7500	0.910000
							Retail	15	223,923,054.76	29.46%	21	4.3894	1.775907
Michigan	7	47,731,726.92	6.28%	21	4.8035	2.329623
							Totals	47	760,073,252.78	100.00%	21	4.3400	1.874552
New York	2	91,500,000.00	12.04%	23	3.9288	1.729344

North Carolina	1	4,998,306.41	0.66%	16	5.0630	1.370000

Tennessee	2	12,858,892.00	1.69%	21	4.0312	2.661165

Texas	4	35,682,354.02	4.69%	22	4.3994	1.960847

Washington	1	26,750,000.00	3.52%	22	4.2450	3.790000

Wisconsin	2	16,492,684.96	2.17%	23	4.4163	1.762837

Totals	47	760,073,252.78	100.00%	21	4.3400	1.874552

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	72,984,712.76	9.60%	22	4.1547	NAP	Defeased	5	72,984,712.76	9.60%	22	4.1547	NAP
	4.4999% or less	21	481,840,571.94	63.39%	21	4.1006	1.843656	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	4	53,958,527.40	7.10%	14	4.6044	1.119554	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	9	151,289,440.68	19.90%	21	5.0974	1.996711	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	760,073,252.78	100.00%	21	4.3400	1.874552	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	34	687,088,540.02	90.40%	21	4.3597	1.820492
								Totals	39	760,073,252.78	100.00%	21	4.3400	1.874552
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	72,984,712.76	9.60%	22	4.1547	NAP	Defeased	5	72,984,712.76	9.60%	22	4.1547	NAP
	104 months or less	33	683,768,083.73	89.96%	21	4.3590	1.828507	Interest Only	12	368,354,000.00	48.46%	22	4.1192	2.071865
	105 to 117 months	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	21	315,414,083.73	41.50%	20	4.6390	1.544302
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	756,752,796.49	99.56%	21	4.3393	1.882031	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	38	756,752,796.49	99.56%	21	4.3393	1.882031
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	72,984,712.76	9.60%	22	4.1547	NAP	120 months or less	1	3,320,456.29	0.44%	18	4.5000	0.170000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	121 months to 240 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	31	665,653,262.06	87.58%	21	4.3588	1.839387	241 months or more	0	0.00	0.00%	0	0.0000	0.000000
	12 to 24 months	3	21,435,277.96	2.82%	18	4.3860	1.233711	Totals	1	3,320,456.29	0.44%	18	4.5000	0.170000
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	760,073,252.78	100.00%	21	4.3400	1.874552
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30311692	RT	Glendale	CA	Actual/360	4.491%	306,885.00	0.00	0.00	N/A	06/06/26	--	82,000,000.00	82,000,000.00	10/06/24
2	30311693	OF	San Jose	CA	Actual/360	3.825%	255,033.33	0.00	0.00	N/A	08/06/26	--	80,000,000.00	80,000,000.00	10/06/24
3	30311694	OF	New York	NY	Actual/360	3.800%	190,000.00	0.00	0.00	N/A	08/06/26	--	60,000,000.00	60,000,000.00	10/06/24
4	30311695	LO	San Diego	CA	Actual/360	4.790%	196,896.48	104,648.26	0.00	N/A	07/06/26	--	49,326,883.80	49,222,235.54	10/06/24
05A1	30297732	MU	Seattle	WA	Actual/360	3.524%	117,466.67	0.00	0.00	10/06/26	10/06/28	--	40,000,000.00	40,000,000.00	10/06/24
6	30311683	OF	Chicago	IL	Actual/360	4.610%	142,760.22	0.00	0.00	N/A	08/06/25	08/06/27	37,161,011.81	37,161,011.81	10/06/24
7	30311696	OF	Livermore	CA	Actual/360	4.000%	99,242.21	87,612.03	0.00	N/A	07/06/26	--	29,772,662.94	29,685,050.91	10/06/24
8	30311684	RT	New York	NY	Actual/360	4.174%	109,567.50	0.00	0.00	N/A	10/06/26	--	31,500,000.00	31,500,000.00	10/06/24
10	30311697	OF	Redmond	WA	Actual/360	4.245%	94,628.13	0.00	0.00	N/A	08/06/26	--	26,750,000.00	26,750,000.00	10/06/24
11	30311698	LO	Boston	MA	Actual/360	5.750%	108,818.82	42,910.12	0.00	N/A	04/06/26	--	22,710,013.65	22,667,103.53	10/06/24
12A	30311686	MU	San Francisco	CA	Actual/360	3.394%	52,117.23	0.00	0.00	N/A	08/01/26	--	18,426,833.30	18,426,833.30	09/01/23
12B	30311687	MU	San Francisco	CA	Actual/360	3.394%	14,430.63	0.00	0.00	N/A	08/01/26	--	5,102,166.70	5,102,166.70	09/01/23
13	30311699	RT	Brea	CA	Actual/360	4.290%	78,650.00	0.00	0.00	N/A	08/06/26	--	22,000,000.00	22,000,000.00	10/06/24
14	30311700	OF	Lafayette	CA	Actual/360	4.330%	71,468.69	36,493.25	0.00	N/A	09/06/26	--	19,806,566.03	19,770,072.78	09/06/24
15	30311701	LO	Chicago	IL	Actual/360	4.116%	58,109.08	38,716.32	0.00	N/A	10/06/26	--	16,941,423.22	16,902,706.90	10/06/24
16	30311702	MF	Houston	TX	Actual/360	4.462%	66,327.32	34,558.67	0.00	N/A	07/06/26	--	17,837,915.89	17,803,357.22	10/06/24
17	30311703	IN	Various	MI	Actual/360	5.223%	81,915.69	27,921.73	0.00	N/A	10/06/26	--	18,818,575.93	18,790,654.20	10/06/24
18	30311704	LO	Daytona Beach	FL	Actual/360	5.334%	72,865.53	33,043.88	0.00	N/A	03/06/26	--	16,392,696.16	16,359,652.28	08/06/24
19	30311705	OF	Warren	MI	Actual/360	4.877%	56,880.63	54,571.94	0.00	N/A	09/06/26	--	13,995,644.66	13,941,072.72	10/06/24
20	30311706	MU	San Francisco	CA	Actual/360	4.500%	13,102.14	173,447.00	0.00	N/A	04/06/26	--	3,493,903.29	3,320,456.29	10/06/24
21A	30311688	RT	Hagerstown	MD	Actual/360	4.259%	37,446.87	21,649.16	0.00	N/A	02/06/26	--	10,550,891.85	10,529,242.69	09/06/23
21B	30311689	RT	Hagerstown	MD	Actual/360	4.259%	12,482.29	7,216.39	0.00	N/A	02/06/26	--	3,516,963.68	3,509,747.29	09/06/23
22	30311690	RT	Birch Run	MI	Actual/360	4.209%	52,612.50	0.00	0.00	N/A	02/06/26	--	15,000,000.00	15,000,000.00	09/06/24
24	30311708	MU	Greenwich	CT	Actual/360	4.990%	57,181.67	0.00	0.00	N/A	10/06/26	--	13,750,000.00	13,750,000.00	10/06/24
25	30311709	OF	Various	Various	Actual/360	5.070%	43,108.15	19,498.03	0.00	N/A	06/06/26	--	10,203,113.59	10,183,615.56	10/06/24
26	30311710	RT	North Highlands	CA	Actual/360	4.170%	31,713.66	18,353.11	0.00	N/A	08/06/26	--	9,126,232.80	9,107,879.69	10/06/24
27	30311691	MF	Phoenix	AZ	Actual/360	5.277%	36,463.20	19,873.84	0.00	N/A	09/06/26	--	8,291,801.90	8,271,928.06	10/06/24
28	30311711	RT	Brookfield	WI	Actual/360	4.245%	32,231.45	14,966.68	0.00	N/A	09/06/26	--	9,111,363.66	9,096,396.98	10/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	30311712	MF	Bullhead City	AZ	Actual/360	4.550%	30,997.95	17,725.60	0.00	N/A	09/06/26	--	8,175,282.55	8,157,556.95	10/06/24
31	30311714	IN	Waunakee	WI	Actual/360	4.627%	28,580.17	15,903.25	0.00	N/A	09/06/26	--	7,412,191.23	7,396,287.98	10/06/24
32	30311715	RT	Nashville	TN	Actual/360	4.250%	23,932.78	15,422.41	0.00	N/A	07/06/26	--	6,757,491.31	6,742,068.90	10/06/24
34	30311717	RT	Roseville	CA	Actual/360	4.830%	30,187.50	0.00	0.00	N/A	07/06/26	--	7,500,000.00	7,500,000.00	10/06/24
35	30311718	MF	Los Angeles	CA	Actual/360	4.688%	24,938.50	11,963.07	0.00	N/A	07/06/25	--	6,383,575.26	6,371,612.19	10/06/24
37	30311720	RT	Katy	TX	Actual/360	4.600%	23,353.73	11,506.09	0.00	N/A	08/06/26	--	6,092,277.41	6,080,771.32	10/06/24
38	30311721	IN	Memphis	TN	Actual/360	3.790%	19,357.63	12,242.23	0.00	N/A	08/06/26	--	6,129,065.33	6,116,823.10	10/06/24
39	30311722	RT	Austin	TX	Actual/360	4.393%	23,154.77	0.00	0.00	N/A	10/06/26	--	6,325,000.00	6,325,000.00	10/06/24
40	30297655	RT	Houston	TX	Actual/360	3.980%	18,190.27	11,278.50	0.00	N/A	09/06/26	--	5,484,503.98	5,473,225.48	10/06/24
41	30311723	RT	Creedmoor	NC	Actual/360	5.063%	21,130.14	9,823.70	0.00	N/A	02/06/26	--	5,008,130.11	4,998,306.41	10/06/24
42	30311724	RT	Chicago	IL	Actual/360	5.300%	17,969.90	8,240.48	0.00	N/A	03/06/26	--	4,068,656.48	4,060,416.00	10/06/24
Totals							2,752,198.43	849,585.74	0.00				760,922,838.52	760,073,252.78
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,302,514.01	6,593,991.76	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	9,417,210.68	9,177,924.36	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,392,356.12	4,206,905.47	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	12,191,782.78	11,328,947.34	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
05A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	30,694,288.00	23,178,615.32	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,559,199.20	3,540,789.85	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,596,201.07	2,296,979.74	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,207,026.86	4,559,906.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,805,368.94	2,183,891.68	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12A	19,503,189.58	(953,730.64)	01/01/24	03/31/24	01/08/24	7,793,435.12	223,850.51	29,931.01	463,336.86	0.00	0.00
12B	19,503,189.58	(953,730.64)	01/01/24	03/31/24	01/08/24	2,157,907.68	61,981.50	8,287.53	128,292.40	0.00	0.00
13	2,090,826.92	2,145,938.74	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	632,155.31	(144,996.88)	01/01/24	06/30/24	02/06/24	5,021,107.14	18,096.91	89,782.50	89,782.50	0.00	0.00
15	1,715,900.20	1,129,212.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,397,673.29	2,233,561.06	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,218,232.81	4,521,412.49	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,432,178.43	1,122,992.88	04/01/23	03/31/24	--	0.00	0.00	105,709.97	211,679.81	0.00	0.00
19	2,034,262.31	369,472.16	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	49,493.17	0.00
20	2,327,085.59	211,366.40	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21A	4,484,636.20	0.00	--	--	10/07/24	6,703,695.33	167,095.96	35,224.16	600,565.35	0.00	0.00
21B	4,484,636.20	0.00	--	--	10/07/24	2,234,564.94	55,698.65	11,741.38	200,188.49	0.00	0.00
22	14,512,033.90	3,535,317.07	01/01/24	03/31/24	--	0.00	0.00	52,550.00	52,550.00	0.00	0.00
24	1,340,523.81	1,478,942.75	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,090,582.92	1,120,377.25	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	915,394.02	949,938.25	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,156,377.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	761,254.69	719,675.35	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	914,530.01	995,767.53	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	872,861.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,303,600.62	1,628,270.80	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	687,986.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	555,065.02	787,293.77	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	668,617.15	583,248.42	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	255,776.83	161,795.88	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	166,024,517.96	88,710,077.32				23,910,710.21	526,723.53	333,226.55	1,746,395.41	49,493.17	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/11/24	1	16,359,652.28	0	0.00	4	37,567,989.98	3	43,299,072.78	0	0.00	0	0.00	0	0.00	0	0.00	4.340002%	4.322989%	21
09/12/24	0	0.00	0	0.00	4	37,596,855.53	3	43,335,566.03	0	0.00	0	0.00	0	0.00	0	0.00	4.340306%	4.323293%	22
08/12/24	0	0.00	0	0.00	4	37,623,957.37	3	43,369,550.27	0	0.00	0	0.00	0	0.00	0	0.00	4.340588%	4.323575%	23
07/12/24	0	0.00	0	0.00	4	37,650,960.19	3	43,403,408.27	0	0.00	0	0.00	0	0.00	0	0.00	4.340868%	4.323855%	24
06/12/24	1	19,910,526.39	0	0.00	4	37,679,532.30	3	43,439,526.39	0	0.00	0	0.00	0	0.00	0	0.00	4.341167%	4.324154%	25
05/10/24	0	0.00	0	0.00	4	37,706,332.04	3	43,473,124.45	0	0.00	0	0.00	0	0.00	0	0.00	4.341443%	4.324430%	26
04/12/24	0	0.00	0	0.00	4	37,734,708.32	3	43,508,991.92	0	0.00	0	0.00	0	0.00	0	0.00	4.341738%	4.324725%	27
03/12/24	0	0.00	0	0.00	4	37,761,306.44	3	43,542,331.93	0	0.00	0	0.00	0	0.00	0	0.00	4.342010%	4.325118%	28
02/12/24	1	37,161,011.81	0	0.00	4	37,791,169.63	3	43,580,353.63	0	0.00	1	37,161,011.81	0	0.00	0	0.00	4.342322%	4.325309%	29
01/12/24	0	0.00	0	0.00	4	37,817,561.44	3	43,613,428.55	0	0.00	0	0.00	0	0.00	0	0.00	4.342570%	4.325557%	30
12/12/23	0	0.00	2	23,529,000.00	2	14,314,856.81	3	43,646,380.60	0	0.00	0	0.00	0	0.00	0	0.00	4.342857%	4.325844%	31
11/10/23	3	60,752,309.13	0	0.00	2	14,342,746.72	3	43,681,625.15	0	0.00	0	0.00	0	0.00	0	0.00	4.343164%	4.326151%	32
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
12A	30311686	09/01/23	12	6	29,931.01	463,336.86	0.00		18,426,833.30	06/21/23	2		09/29/23
12B	30311687	09/01/23	12	6	8,287.53	128,292.40	0.00		5,102,166.70	06/21/23	2		09/29/23
14	30311700	09/06/24	0	B	89,782.50	89,782.50	0.00		19,806,566.03	05/15/23	8		07/20/23
18	30311704	08/06/24	1	1	105,709.97	211,679.81	0.00		16,423,171.21
21A	30311688	09/06/23	12	6	35,224.16	600,565.35	0.00		10,797,407.47	10/05/23	2
21B	30311689	09/06/23	12	6	11,741.38	200,188.49	0.00		3,599,135.61	10/05/23	2
22	30311690	09/06/24	0	A	52,550.00	52,550.00	0.00		15,000,000.00
Totals					333,226.55	1,746,395.41	0.00		89,155,280.32
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		6,371,612	6,371,612	0		0
13 - 24 Months		676,540,629	602,842,914	30,398,642		43,299,073
25 - 36 Months		37,161,012	37,161,012	0		0
37 - 48 Months		40,000,000	40,000,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-24	760,073,253	706,145,611	16,359,652	0	14,038,990	23,529,000
Sep-24	760,922,839	723,325,983	0	0	14,067,856	23,529,000
Aug-24	761,728,311	724,104,354	0	0	14,094,957	23,529,000
Jul-24	762,530,602	724,879,642	0	0	14,121,960	23,529,000
Jun-24	763,370,786	705,780,727	19,910,526	0	14,150,532	23,529,000
May-24	764,166,583	726,460,251	0	0	37,706,332	0
Apr-24	765,000,507	727,265,799	0	0	37,734,708	0
Mar-24	765,789,861	728,028,555	0	0	37,761,306	0
Feb-24	766,659,064	691,706,882	37,161,012	0	37,791,170	0
Jan-24	767,384,080	729,566,518	0	0	37,817,561	0
Dec-23	768,221,559	730,377,703	0	23,529,000	14,314,857	0
Nov-23	769,102,266	694,007,210	60,752,309	0	14,342,747	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12A	30311686	18,426,833.30	18,426,833.30	290,000,000.00	12/05/23	(1,387,855.64)	(0.29000)	03/31/24	08/01/26	I/O
12B	30311687	5,102,166.70	5,102,166.70	290,000,000.00	12/05/23	(1,387,855.64)	(0.29000)	03/31/24	08/01/26	I/O
14	30311700	19,770,072.78	19,806,566.03		--	(297,040.88)	(0.23000)	06/30/24	09/06/26	239
21A	30311688	10,529,242.69	10,797,407.47		--	3,754,381.20	0.83000	06/30/23	02/06/26	263
21B	30311689	3,509,747.29	3,599,135.61	32,500,000.00	01/08/24	3,754,381.20	0.83000	06/30/23	02/06/26	263
Totals		57,338,062.76	57,732,109.11	612,500,000.00		4,436,010.24

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12A	30311686	MU	CA	06/21/23	2

08/13/2024 - Lender filed a foreclosure action on 9/28/2023, and a receiver was appointed on 10/16/2023. Lender is working with the Receiver, the City of SF, BART, and the Union Square Alliance to address life/safety issues at the Property and in the nei ghborhood. Management and Leasing is being handled by JLL who''s working with the Receiver to stabilize the property. Lender intends to complete a foreclosure and will consider disposition timing upon stabilization.

12B	30311687	MU	CA	06/21/23	2

08/13/2024 - Lender filed a foreclosure action on 9/28/2023, and a receiver was appointed on 10/16/2023. Lender is working with the Receiver, the City of SF, BART, and the Union Square Alliance to address life/safety issues at the Property and in the nei ghborhood. Management and Leasing is being handled by JLL who''s working with the Receiver to stabilize the property. Lender intends to complete a foreclosure and will consider disposition timing upon stabilization.

14	30311700	OF	CA	05/15/23	8
	Special Servicer comments are not available for this cycle.

21A	30311688	RT	MD	10/05/23	2

10/7/2024 - The loan transferred to the Special Servicer on 9/20/23 for delinquent payments. The collateral is an outlet mall located in Hagerstown, MD (70-miles northwest of Washington, D.C.). Performance of the property declined during

COVID and never r ecovered to result in DSCR above 1.0x. NOI was $3.18M and occupancy was 50% as of 3/31/24. Lender has engaged counsel and will dual track workout discussions with foreclosure/receivership.

21B	30311689	RT	MD	10/05/23	2

10/7/2024 - The loan transferred to the Special Servicer on 9/20/23 for delinquent payments. The collateral is an outlet mall located in Hagerstown, MD (70-miles northwest of Washington, D.C.). Performance of the property declined during

COVID and never r ecovered to result in DSCR above 1.0x. NOI was $3.18M and occupancy was 50% as of 3/31/24. Lender has engaged counsel and will dual track workout discussions with foreclosure/receivership.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30311695	54,083,035.10	4.79000%	54,083,035.10	4.79000%	8	05/14/20	06/05/20	05/28/20
6	30311683	0.00	4.61000%	0.00	4.61000%	8	12/27/23	12/06/23	01/18/24
7	30311696	0.00	4.00000%	0.00	4.00000%	8	10/12/21	09/21/21	10/12/21
14	30311700	21,000,000.00	4.33000%	21,000,000.00	4.33000%	10	05/06/20	06/06/20	05/07/20
15	30311701	18,737,610.97	4.11600%	18,737,610.97	4.11600%	8	05/07/20	04/06/20	05/13/20
15	30311701	0.00	4.11600%	0.00	4.11600%	8	10/05/20	06/08/20	10/16/20
15	30311701	0.00	4.11600%	0.00	4.11600%	8	03/26/21	03/12/21	03/26/21
18	30311704	17,895,802.49	5.33400%	17,895,802.49	5.33400%	10	05/05/20	05/06/20	05/05/20
18	30311704	17,869,439.92	5.33400%	17,869,439.92	5.33400%	8	05/07/20	06/05/20	05/21/20
21A	30311688	0.00	4.25900%	0.00	4.25900%	8	06/22/20	06/22/20	03/19/21
21B	30311689	0.00	4.25900%	0.00	4.25900%	8	06/22/20	06/22/20	03/19/21
23	30311707	0.00	4.70000%	0.00	4.70000%	10	10/19/21	10/06/21	11/01/21
24	30311708	13,750,000.00	4.99040%	13,750,000.00	4.99040%	8	09/28/20	09/01/20	10/19/20
24	30311708	0.00	4.99040%	0.00	4.99040%	8	09/03/21	09/03/21	10/05/21
26	30311710	9,959,412.95	4.17000%	9,959,412.95	4.17000%	8	06/25/20	07/06/20	07/06/20
Totals		116,661,887.97		116,661,887.97
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
36	30311719 01/11/19	6,593,720.45	2,900,000.00	2,543,349.96	187,439.75	2,543,349.96	2,355,910.21	4,237,810.24	0.00	371,436.79	3,866,373.45	55.23%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,593,720.45	2,900,000.00	2,543,349.96	187,439.75	2,543,349.96	2,355,910.21	4,237,810.24	0.00	371,436.79	3,866,373.45

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
36	30311719	12/10/21	0.00	0.00	3,866,373.45	0.00	0.00	(2.11)	0.00	0.00	3,866,373.45
		10/11/19	0.00	0.00	3,866,375.56	0.00	0.00	(305,093.93)	0.00	0.00
		07/12/19	0.00	0.00	4,171,469.49	0.00	0.00	(66,340.75)	0.00	0.00
		01/11/19	0.00	0.00	4,237,810.24	0.00	0.00	4,237,810.24	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,866,373.45	0.00	0.00	3,866,373.45	0.00	0.00	3,866,373.45

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	989.26	0.00	0.00	0.00
12A	0.00	0.00	3,838.92	0.00	0.00	22,018.08	0.00	0.00	0.00	0.00	0.00	0.00
12B	0.00	0.00	1,062.95	0.00	0.00	6,096.54	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	(6,621.76)	0.00	0.00	(603.23)	0.00	0.00	0.00	0.00	0.00	0.00
21A	0.00	0.00	2,198.10	0.00	0.00	23,764.60	0.00	0.00	0.00	0.00	0.00	0.00
21B	0.00	0.00	732.70	0.00	0.00	7,921.54	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.78)	0.00	0.00	0.00
Total	0.00	0.00	1,210.91	0.00	0.00	59,197.53	0.00	0.00	988.48	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		61,396.92

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27